CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 25,818,620	$ 19,629,649
Accounts receivable	11,894	177,064
Prepaid expenses and other current assets	285,318	1,124,998
Inventories	1,310,275	645,942
Total current assets	27,426,107	21,577,653
Property and equipment, net	2,164,759	2,123,428
Other assets	21,667	21,667
Total assets	29,612,533	23,722,748
Current liabilities:
Accounts payable	854,295	927,194
Accrued expenses and other current liabilities	1,835,057	583,885
Total current liabilities	2,689,352	1,511,079
Long-term liabilities:
Warrant liability	3,156,000
Deferred tax liability	74,573	501,254
Total liabilities	5,919,925	2,012,333
Commitments and contingencies (Note 8)
Stockholders' equity:
Common stock, $0.01 par value per share; 110,000,000 shares authorized; 15,408,828 and 13,877,636 issued and outstanding as of September 30, 2022 and December 31, 2021, respectively	153,776	138,776
Additional paid-in capital	26,387,440	23,319,499
Accumulated deficit	(2,848,608)	(1,747,860)
Total stockholders' equity	23,692,608	21,710,415
Total liabilities and stockholders' equity	$ 29,612,533	$ 23,722,748